Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Leases of Buildings

The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of three years.

	2025	2024
	US$	US$
Land and buildings
Cost:
At beginning of year	256,898	253,373
Addition during the year	345,871	—
Early termination of lease	(257,928)	—
Exchange realignment	2,179	3,525
At end of year	347,020	256,898

Accumulated depreciation:
At beginning of year	221,213	132,442
Early termination of lease	(222,100)	—
Depreciation for the year	158,800	85,631
Exchange realignment	1,138	3,140
At end of year	159,051	221,213

Net carrying amount	187,969	35,685

Schedule of Carrying Amounts of Lease Liabilities and the Movements

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2025	2024
	US$	US$
At beginning of year	40,245	133,279
Additions to lease liabilities	345,871	—
Early termination of lease	(40,407)	—
Interest charged	7,702	4,241
Payment made	(141,821)	(97,715)
Exchange realignment	1,099	440
At end of year	212,689	40,245

Schedule of Consolidated Statement of Financial Position	Represented by:
	2025	2024
	US$	US$
Current liabilities	189,821	40,245
Non-current liabilities	22,868	—
Total	212,689	40,245

Schedule of Reconciliation of Liabilities arising from Financing Activities

Reconciliation of liabilities arising from financing activities

Lease liabilities
US$
Balance as of April 1, 2023	133,279
Changes from financing cash flow
Lease payment	(97,715)
Interest paid	4,241
Total changes from financing cash flow	(93,474)
Other changes
Exchange realignments	440
Total other changes	440
Balance as of March 31, 2024	40,245
Changes from financing cash flow
Lease payment	(141,821)
Interest paid	7,702
Total changes from financing cash flow	(134,119)
Other changes
Addition to lease liabilities	345,871
Early termination of a lease	(40,407)
Exchange realignments	1,099
Total other changes	306,563
Balance as of March 31, 2025	212,689